Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of Inventory	Inventory consisted of the following (in thousands):

	March 31,	December 31,
	2023	2022
Raw materials	$164	$180
Work in process	395	218
Finished goods	286	102

Inventories, net	$845	$500

	December 31,
	2022	2021
Raw material	$180	$231
Work in process	218	14
Finished goods	102	255

Inventory	$500	$500